Fair Values of Stock Options Estimated Using Black-Scholes Valuation Model (Detail)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Black Scholes Method Used [Line Items]
Expected term	5 years 11 months 19 days	5 years 3 months 7 days	6 years 2 months 1 day	5 years 1 month 21 days
Expected volatility	67.35%	66.70%	67.19%	64.62%
Risk-free interest rate	1.68%	1.73%	1.63%	1.61%
Non Employee Stock Option
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Black Scholes Method Used [Line Items]
Expected term					5 years 1 month 21 days	5 years 1 month 21 days
Expected volatility					64.62%	78.00%
Risk-free interest rate					1.61%	1.06%
Expected dividend yield					0.00%	0.00%
2004 Stock Plan | Employee Stock Option
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Black Scholes Method Used [Line Items]
Expected term					5 years 1 month 21 days	5 years 1 month 21 days
Expected volatility					64.62%	78.147%
Risk-free interest rate					1.61%	1.06%
Expected dividend yield					0.00%	0.00%